Other financial instruments (Details) - Derivatives [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivatives financial instruments
Current assets	$ 7,380	$ 16,292
Non-current assets	63	102
Current liabilities	(9,711)	(22,684)
Non-current liabilities	(307)	(241)
Derivatives financial instruments, net	(2,575)	(6,531)
Offtake agreement measured at FVTPL
Current liabilities	(1,724)
Non-current liabilities	(20,109)
Offtake agreement measured at FVTPL, net	$ (21,833)